Vident U.S. Bond Strategy ETF™
Schedule of Investments
November 30, 2023 (Unaudited)

Principal Amount	Security Description	Value
CORPORATE BONDS - 25.1%
	Communication Services - 0.3%
	Hughes Satellite Systems Corporation
$1,240,000	08/01/2026, 5.250%	$1,061,340
	Consumer Discretionary - 2.1%
	AutoNation, Inc.
1,400,000	03/01/2032, 3.850%	1,181,212
	Brunswick Corporation
1,535,000	08/18/2031, 2.400%	1,163,588
	Dick's Sporting Goods, Inc.
1,790,000	01/15/2052, 4.100%	1,195,681
	General Motors Company
1,250,000	04/01/2046, 6.750%	1,268,136
	Lear Corporation
1,345,000	05/15/2049, 5.250%	1,160,496
	MDC Holdings, Inc.
1,410,000	01/15/2043, 6.000%	1,232,962
	Tapestry, Inc.
1,570,000	03/15/2032, 3.050%	1,174,206
		8,376,281
	Consumer Staples - 0.8%
	Altria Group, Inc.
1,500,000	05/06/2050, 4.450%	1,127,481
	Kraft Heinz Foods Company
105,000	01/26/2039, 6.875%	114,908
890,000	02/09/2040, 6.500%	948,585
	Philip Morris International, Inc.
1,270,000	11/15/2043, 4.875%	1,119,956
		3,310,930
	Energy - 4.6%
	Apache Corporation
1,350,000	09/01/2040, 5.100%	1,113,021
	Continental Resources, Inc.
1,610,000	06/01/2044, 4.900%	1,240,742
	Devon Energy Corporation
1,075,000	09/30/2031, 7.875%	1,197,539
	Enterprise Products Operating LLC
1,360,000	02/15/2078, 5.375% (a)	1,177,990
	EQT Corporation
1,020,000	02/01/2030, 7.000%	1,071,030
	Halliburton Company
860,000	09/15/2039, 7.450%	1,015,099
	Hess Corporation
950,000	01/15/2040, 6.000%	988,882
	Magellan Midstream Partners LP
1,320,000	10/15/2043, 5.150%	1,142,719
	Marathon Oil Corporation
945,000	10/01/2037, 6.600%	957,867
265,000	06/01/2045, 5.200%	220,662
	Marathon Petroleum Corporation
945,000	03/01/2041, 6.500%	970,312
	NOV, Inc.
1,570,000	12/01/2042, 3.950%	1,129,584
	ONEOK Partners LP
1,145,000	02/01/2041, 6.125%	1,135,765
	Ovintiv, Inc.
1,000,000	11/01/2031, 7.375%	1,072,762
	Patterson-UTI Energy, Inc.
1,290,000	02/01/2028, 3.950%	1,184,063
	Valero Energy Corporation
1,100,000	06/15/2037, 6.625%	1,154,199
	Western Midstream Operating LP
1,350,000	02/01/2050, 5.250% (a)	1,126,213
		17,898,449
	Financials - 9.4%
	Allstate Corporation
1,200,000	05/15/2057, 6.500% (a)	1,109,257
	Ally Financial, Inc.
1,170,000	02/14/2033, 6.700%	1,089,199
	American Assets Trust LP
1,570,000	02/01/2031, 3.375%	1,199,966
	Ares Capital Corporation
1,490,000	11/15/2031, 3.200%	1,179,871
	Athene Holding, Ltd.
1,600,000	05/25/2051, 3.950%	1,120,555
	Blackstone Secured Lending Fund
1,430,000	09/30/2028, 2.850%	1,195,666
	Brighthouse Financial, Inc.
1,665,000	06/22/2047, 4.700%	1,211,668
	Capital One Financial Corporation
1,620,000	07/29/2032, 2.359% (a)	1,150,529
	Citizens Financial Group, Inc.
1,260,000	07/27/2026, 2.850%	1,149,220
	Comerica Bank
1,450,000	08/25/2033, 5.332% (a)	1,230,069
	Corebridge Financial, Inc.
1,245,000	12/15/2052, 6.875% (a)	1,196,303
	Discover Financial Services
1,200,000	11/29/2032, 6.700%	1,192,215
	Enstar Finance LLC
1,400,000	01/15/2042, 5.500% (a)	1,152,704
	Fifth Third Bancorp
810,000	03/01/2038, 8.250%	900,468
	Fifth Third Bank
280,000	03/15/2026, 3.850%	264,877
	GLP Capital LP / GLP Financing II, Inc.
1,205,000	06/01/2028, 5.750%	1,191,755
	Huntington Bancshares, Inc.
1,570,000	08/15/2036, 2.487% (a)	1,128,191
	KeyBank NA
1,500,000	08/08/2032, 4.900%	1,222,411
	Kilroy Realty LP
1,440,000	02/15/2030, 3.050%	1,149,064
	Legg Mason, Inc.
1,000,000	01/15/2044, 5.625%	950,958
	Lincoln National Corporation
1,150,000	06/15/2040, 7.000%	1,193,502
	Manufacturers & Traders Trust Company
1,320,000	08/17/2027, 3.400%	1,171,379
	Markel Corporation
1,000,000	04/05/2046, 5.000%	851,312
	MetLife, Inc.
900,000	08/01/2039, 10.750% (a)	1,169,698
	MGIC Investment Corporation
1,170,000	08/15/2028, 5.250%	1,107,865
	Prudential Financial, Inc.
1,220,000	05/15/2045, 5.375% (a)	1,181,085
	Regions Bank
1,188,000	06/26/2037, 6.450%	1,147,031
	Synchrony Financial
1,200,000	08/04/2026, 3.700%	1,100,938
	Synovus Bank
1,250,000	02/15/2028, 5.625%	1,146,468
	Truist Financial Corporation
1,380,000	07/28/2033, 4.916% (a)	1,223,451
	Unum Group
1,190,000	08/15/2042, 5.750%	1,067,093
	US Bancorp
1,650,000	11/03/2036, 2.491% (a)	1,218,407
	Zions Bancorp
1,500,000	10/29/2029, 3.250%	1,172,904
		36,736,079
	Health Care - 1.0%
	Cardinal Health, Inc.
900,000	06/15/2047, 4.368%	722,733
	Centene Corporation
1,150,000	12/15/2029, 4.625%	1,069,839
	HCA, Inc.
1,000,000	06/15/2047, 5.500%	897,737
	Viatris, Inc.
1,770,000	06/22/2040, 3.850%	1,228,705
		3,919,014
	Industrials - 1.4%
	BNSF Funding Trust I
1,090,000	12/15/2055, 6.613% (a)	1,057,578
	Concentrix Corp.
1,200,000	08/02/2033, 6.850%	1,177,810
	FedEx Corporation
1,105,000	01/15/2044, 5.100%	1,000,404
	Flowserve Corporation
1,410,000	10/01/2030, 3.500%	1,198,369
	Owens Corning
1,160,000	07/15/2047, 4.300%	921,906
		5,356,067
	Information Technology - 1.3%
	Corning, Inc.
685,000	11/15/2079, 5.450%	598,936
	HP, Inc.
995,000	09/15/2041, 6.000%	997,795
	Kyndryl Holdings, Inc.
1,725,000	10/15/2041, 4.100%	1,218,276
	Qorvo, Inc.
1,015,000	10/15/2029, 4.375%	919,162
	Vontier Corporation
1,510,000	04/01/2031, 2.950%	1,204,057
		4,938,226
	Materials - 0.7%
	Dow Chemical Company
650,000	05/15/2039, 9.400%	847,196
	Freeport-McMoRan, Inc.
1,180,000	03/15/2043, 5.450%	1,058,546
	Mosaic Company
950,000	11/15/2043, 5.625%	865,834
		2,771,576
	Real Estate - 1.5%
	Brixmor Operating Partnership LP
1,185,000	07/01/2030, 4.050%	1,063,821
	Corporate Office Properties LP
1,510,000	04/15/2031, 2.750%	1,155,940
	EPR Properties
1,465,000	08/15/2029, 3.750%	1,225,623
	Sabra Health Care LP
1,430,000	12/01/2031, 3.200%	1,118,669
	Simon Property Group LP
850,000	02/01/2040, 6.750%	902,222
	VICI Properties LP
750,000	05/15/2052, 5.625%	647,370
		6,113,645
	Utilities - 2.0%
	American Electric Power Company, Inc.
1,490,000	02/15/2062, 3.875% (a)	1,232,746
	CMS Energy Corporation
1,320,000	06/01/2050, 4.750% (a)	1,143,495
	National Fuel Gas Company
1,200,000	01/15/2026, 5.500%	1,198,502
	NextEra Energy Capital Holdings, Inc.
1,140,000	12/01/2077, 4.800% (a)	975,951
180,000	03/15/2082, 3.800% (a)	150,246
	Phillips 66 Company
930,000	10/01/2046, 4.900%	816,890
	Sempra
1,415,000	04/01/2052, 4.125% (a)	1,153,395
	Southern Company
1,345,000	09/15/2051, 3.750% (a)	1,181,037
		7,852,262
	TOTAL CORPORATE BONDS (Cost $104,724,861)	98,333,869

MORTGAGE BACKED SECURITIES - U.S. GOVERNMENT AGENCY - 9.8%
	Federal National Mortgage Association
850,000	12/15/2026, 5.000% (b)	841,628
300,000	12/15/2028, 4.500% (b)	292,633
300,000	12/15/2040, 4.500% (b)	281,133
300,000	12/15/2040, 5.000% (b)	288,882
1,560,000	12/15/2040, 5.500% (b)	1,537,209
4,370,000	12/15/2040, 6.000% (b)	4,381,608
5,960,000	12/15/2041, 6.500% (b)	6,056,190
2,840,050	04/01/2052, 4.000%	2,583,456
3,592,177	05/01/2052, 4.000%	3,268,751
3,654,616	06/01/2052, 4.000%	3,325,629
		22,857,119
	Government National Mortgage Association
300,000	12/15/2041, 4.500% (b)	283,992
740,000	12/15/2048, 5.000% (b)	719,610
3,330,000	12/15/2052, 5.500% (b)	3,308,797
5,300,000	06/20/2053, 6.000% (b)	5,340,149
6,025,000	07/20/2053, 6.500% (b)	6,127,058
		15,779,606
	TOTAL MORTGAGE BACKED SECURITIES - U.S. GOVERNMENT AGENCY (Cost $39,241,407)	38,636,725

U.S. GOVERNMENT AGENCY ISSUES - 2.9%
	Financials - 1.1%
	Federal Farm Credit Banks Funding Corporation
150,000	06/23/2026, 4.375%	149,420
	Federal Home Loan Banks
560,000	03/14/2025, 2.375%	540,652
455,000	04/14/2025, 0.500%	428,316
430,000	09/04/2025, 0.375%	398,192
	Federal Home Loan Mortgage Corporation
275,000	07/21/2025, 0.375%	255,960
590,000	09/23/2025, 0.375%	544,979
350,000	11/15/2038, 5.618% (c)	163,520
	Federal National Mortgage Association
455,000	04/22/2025, 0.625%	428,767
265,000	06/17/2025, 0.500%	247,814
465,000	08/25/2025, 0.375%	430,919
290,000	11/07/2025, 0.500%	267,288
100,000	01/15/2030, 7.125%	113,386
100,000	05/15/2030, 7.250%	114,884
100,000	11/15/2030, 6.625%	112,015
		4,196,112
	Utilities - 1.8%
	Tennessee Valley Authority
60,000	09/15/2024, 2.875%	58,878
1,030,000	05/15/2025, 0.750%	968,329
530,000	11/01/2025, 6.750%	547,076
370,000	03/15/2028, 3.875%	362,090
300,000	05/01/2030, 7.125%	337,584
505,000	04/01/2036, 5.880%	550,557
800,000	01/15/2038, 6.150%	894,400
800,000	09/15/2039, 5.250%	806,196
1,105,000	12/15/2042, 3.500%	875,342
590,000	04/01/2056, 5.375%	604,181
700,000	09/15/2060, 4.625%	632,131
810,000	09/15/2065, 4.250%	679,034
		7,315,798
	TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $12,204,786)	11,511,910

U.S. GOVERNMENT NOTES/BONDS - 61.0%
	U.S. Treasury Bonds - 29.1%
	United States Treasury Bonds
17,615,000	02/15/2026, 6.000%	18,107,670
655,000	11/15/2040, 4.250%	623,491
1,580,000	05/15/2041, 2.250%	1,117,356
1,135,000	05/15/2041, 4.375%	1,095,497
4,440,000	08/15/2041, 1.750%	2,857,730
1,660,000	08/15/2041, 3.750%	1,475,325
2,900,000	11/15/2041, 2.000%	1,942,943
3,085,000	11/15/2041, 3.125%	2,498,368
1,960,000	02/15/2042, 2.375%	1,396,270
3,620,000	02/15/2042, 3.125%	2,922,372
5,175,000	05/15/2042, 3.000%	4,081,983
3,190,000	05/15/2042, 3.250%	2,611,501
4,580,000	08/15/2042, 2.750%	3,460,136
2,940,000	08/15/2042, 3.375%	2,445,483
5,640,000	11/15/2042, 2.750%	4,246,413
2,995,000	11/15/2042, 4.000%	2,723,812
5,610,000	02/15/2043, 3.125%	4,473,208
2,310,000	02/15/2043, 3.875%	2,060,728
5,310,000	05/15/2043, 2.875%	4,058,520
2,645,000	05/15/2043, 3.875%	2,357,976
4,120,000	08/15/2043, 3.625%	3,538,372
360,000	08/15/2043, 4.375%	344,166
3,715,000	11/15/2043, 3.750%	3,243,369
3,795,000	02/15/2044, 3.625%	3,247,986
4,245,000	05/15/2044, 3.375%	3,489,025
5,320,000	08/15/2044, 3.125%	4,189,500
6,495,000	11/15/2044, 3.000%	4,998,994
6,095,000	02/15/2045, 2.500%	4,276,143
4,415,000	05/15/2045, 3.000%	3,383,856
1,115,000	08/15/2045, 2.875%	833,963
1,815,000	11/15/2045, 3.000%	1,385,143
4,665,000	02/15/2046, 2.500%	3,235,615
4,966,000	05/15/2046, 2.500%	3,434,590
12,445,000	08/15/2046, 2.250%	8,162,413
		114,319,917
	U.S. Treasury Notes - 31.9%
	United States Treasury Notes
7,405,000	03/15/2025, 1.750%	7,105,763
2,279,000	03/31/2025, 0.500%	2,147,512
3,060,000	03/31/2025, 2.625%	2,966,526
2,220,000	04/15/2025, 2.625%	2,151,666
3,775,000	04/30/2025, 0.375%	3,540,316
7,790,000	04/30/2025, 2.875%	7,569,233
910,000	05/15/2025, 2.125%	874,275
18,240,000	05/31/2025, 0.250%	17,023,050
6,860,000	05/31/2025, 2.875%	6,662,239
15,935,000	06/15/2025, 2.875%	15,462,241
2,231,000	06/30/2025, 2.750%	2,160,279
21,866,000	08/31/2025, 0.250%	20,209,821
18,615,000	09/15/2025, 3.500%	18,204,161
13,160,000	09/30/2025, 3.000%	12,756,461
3,080,000	10/15/2025, 4.250%	3,052,148
2,365,000	10/31/2025, 3.000%	2,290,724
280,000	11/30/2025, 0.375%	257,152
590,000	12/31/2025, 2.625%	566,354
		124,999,921
	TOTAL U.S. GOVERNMENT NOTES/BONDS (Cost $245,617,858)	239,319,838

MONEY MARKET FUNDS - 7.4%
	Money Market Deposit Account - 7.4%
29,066,402	U.S. Bank Money Market Deposit Account, 4.21% (d)(e)	29,066,402
	TOTAL MONEY MARKET FUNDS (Cost $29,066,402)	29,066,402
	TOTAL INVESTMENTS - 106.2% (Cost $430,855,314)	416,868,744
	Liabilities in Excess of Other Assets - (6.2)%	(24,384,422)
	NET ASSETS - 100.0%	$392,484,322

Percentages are stated as a percent of net assets.

(a)
Variable or Floating Rate Security based on a reference index and spread. Certain securities are fixed to variable and currently in the fixed phase. Rate disclosed is the rate in effect as of November 30, 2023.

(b)	Security purchased on a forward-commitment basis ("TBA commitment"). On November 30, 2023, the total value of TBA commitments was $29,458,889 or 7.5% of net assets.
(c)	Zero coupon bond, rate shown is the effective yield.
(d)
The Money Market Deposit Account (the "MMDA") is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of November 30, 2023.

(e)
All or a portion of this security has been pledged as collateral in connection with TBA commitments. At November 30, 2023, the value of securities pledged amounted to $29,066,402. In addition, the Fund held cash collateral in the amount of $1,710,000.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P"). GICS® is a service mark of MSCI and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Disclosure at November 30, 2023 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of November 30, 2023:

Assets^	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$98,333,869	$-	$98,333,869
Mortgage Backed Securities - U.S. Government Agency	-	38,636,725	-	38,636,725
U.S. Government Agency Issues	-	11,511,910	-	11,511,910
U.S. Government Notes/Bonds	-	239,319,838	-	239,319,838
Short-Term Investments	29,066,402	-	-	29,066,402
Total Investments in Securities	$29,066,402	$387,802,342	$-	$416,868,744

^See Schedule of Investments for breakout of investments by sector classification.
For the period ended November 30, 2023, the Fund did not recognize any transfers to or from Level 3.